Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

29.Commitments and Contingencies

The Group has various lease contracts that have not yet commenced as of December 31, 2021. The future lease payments for these non-cancellable lease contracts are nil within one year, €1,601 thousand between one and five years and €400 thousand thereafter.

The Group has non-cancellable commitments under operating contracts. The future payments for the non-cancellable operating contracts are €2,175 thousand within one year, €37,517 thousand between one and five years and €7,063 thousand thereafter.

Further, the Group has commitments of €12,003 thousand to acquire items of property, plant & equipment and commitments of €2,731 thousand to acquire items of intangible assets.

The Group is required to issue, subject to the execution of definitive agreements, warrants to purchase up to 6,200,000 Class A Shares (the “Azul Additional Warrants”), which are expected to vest in three tranches upon achieving certain performance and market conditions. Please refer to the Strategic Commercial Collaboration with Azul in note 30.